Summary of Significant Accounting Policies (Details) - Schedule of revenue by source generated from services - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Mar. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Disaggregation of Revenue [Line Items]
Total revenue	$ 13	$ 40	$ 511	$ 120
Epigenetic biomarker services [Member]
Disaggregation of Revenue [Line Items]
Total revenue			400
Epigenetic biomarker royalties [Member]
Disaggregation of Revenue [Line Items]
Total revenue			83	85
Life insurance commissions [Member]
Disaggregation of Revenue [Line Items]
Total revenue			$ 28	$ 35